Cover	Aug. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2019
Entity File Number	1-3016
Entity Registrant Name	WISCONSIN PUBLIC SERVICE CORPORATION
Entity Central Index Key	0000107833
Entity Tax Identification Number	39-0715160
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	700 North Adams Street
Entity Address, Address Line Two	P.O. Box 19001
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54307-9001
City Area Code	800
Local Phone Number	450-7260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false